Net Income Per Limited Partner Unit (A reconciliation of net income and weighted average units used in computing basic and diluted net income per unit) (Details) - USD ($)
$ / shares in Units, shares in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income from continuing operations	$ 624	$ 1,521	$ 1,235
Less: Income from continuing operations attributable to noncontrolling interest	327	157	116
Less: Net loss attributable to predecessor	0	(34)	(153)
Income from continuing operations, net of noncontrolling interest	297	1,398	1,272
General Partner’s interest in income from continuing operations	(948)	(1,064)	(513)
Class H Unitholder’s interest in income from continuing operations	(351)	(258)	(217)
Class I Unitholder’s interest in income from continuing operations	(8)	(94)	0
Common Unitholders’ interest in income (loss) from continuing operations	(1,010)	(18)	542
Additional earnings allocated to General Partner	(10)	(5)	(4)
Distributions on employee unit awards, net of allocation to General Partner	19	16	13
Income (loss) from continuing operations available to Common Unitholders	(1,039)	(39)	525
Loss attributable to ETP Series A Preferred Units	0	(6)	0
Net Income (Loss) Available to Common Stockholders, Diluted	$ (1,039)	$ (45)	$ 525
Weighted average Common Units – basic	758.2	649.2	497.2
Basic income (loss) from continuing operations per Common Unit	$ (1.37)	$ (0.06)	$ 1.05
Dilutive effect of unvested Unit Awards	0.0	0.0	2.0
Dilutive effect of Preferred Units	0.0	1.0	0.0
Weighted average Common Units – diluted	758.2	650.2	499.2
Diluted income (loss) from continuing operations per Common Unit	$ (1.37)	$ (0.07)	$ 1.05
Basic income from discontinued operations per Common Unit	0.00	0.00	0.13
Diluted income from discontinued operations per Common Unit	$ 0.00	$ 0.00	$ 0.13